Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 17, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard ESG U.S. Corporate Bond ETFSupplement Dated March 31, 2022, to the Prospectus and Summary Prospectus Dated December 17, 2021Important Changes to Vanguard ESG U.S. Corporate Bond ETF (the Fund)Effective immediately, the following changes are made to the Fund’s Prospectus and Summary Prospectus in connection with Bloomberg MSCI’s recent modifications to the methodology for the Bloomberg MSCI US Corporate SRI Select Index tracked by the Fund.Prospectus and Summary Prospectus Text ChangesThe “Principal Investment Strategies” section under the ETF Summary is replaced with the following:Principal Investment StrategiesThe Fund employs an indexing investment approach designed to track the performance of the Bloomberg MSCI US Corporate SRI Select Index (the “Index”). The Index is a subset of the Bloomberg U.S. Corporate Index (the “Parent Index”), which serves as the universe of eligible bonds for use in constructing the Index and represents U.S. dollar-denominated, taxable, investment-grade corporate bonds. The Index excludes bonds with maturities of less than 1 year and with less than $750 million outstanding, and is screened for certain environmental, social, and governance (ESG) criteria by the Index sponsor, which is independent of Vanguard. The Index excludes the bonds of companies that the Index sponsor determines engage in (which may include manufacturing, owning, and operating), have a specified level of involvement in, and/or derive threshold amounts of revenue from certain activities or business segments related to the following: adult entertainment, alcohol, gambling, tobacco, nuclear weapons, controversial weapons, conventional weapons, civilian firearms, nuclear power, and thermal coal, oil, or gas. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by the Index sponsor can vary from one activity or business segment to another. The Index also excludes the bonds of any company that, as determined by the Index sponsor, does not meet certain standards defined by the Index sponsor with respect to an ESG controversies assessment, which measures a company’s involvement in major ESG controversies and how well they adhere to international norms and principles, or does not have an ESG controversy assessment score. Additionally, the Index excludes bonds of companies that fail to have at least one woman on their board of directors and companies for which the Index sponsor does not have board diversity data. The screens for ESG criteria described above do not apply to government-issued bonds (e.g., U.S. Treasury securities), asset-backed securities, mortgage-backed securities, and commercial mortgage-backed securities, nor do they apply to bonds issued by companies that are not researched by the Index sponsor.See the Security Selection section for more information regarding the Index exclusions. The components of the Index are likely to change over time.The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the Index. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.Prospectus Text ChangesIn More on the Fund and ETF Shares, the description of the Bloomberg MSCI US Corporate SRI Select Index under the “Security Selection” section is replaced with the following:Bloomberg MSCI US Corporate SRI Select Index. The Index is a subset of the Bloomberg U.S. Corporate Index (the “Parent Index”), which serves as the universe of eligible bonds for use in constructing the Index and represents U.S. dollar-denominated, taxable, investment-grade corporate bonds. The Index excludes bonds with maturities of less than 1 year and with less than $750 million outstanding, and is screened for certain ESG criteria by the Index sponsor, which is independent of Vanguard. The Index excludes the bonds of companies that the Index sponsor determines engage in (which may include manufacturing, owning, and operating), have a specified level of involvement in, and/or derive threshold amounts of revenue from one or more of the following activities: (i) production, distribution, and retail of adult entertainment materials; (ii) production, distribution, retail, and supply of alcohol related products; (iii) involvement in certain gambling related business activities; (iv) production, distribution, retail, supply, and licensing of, tobacco related products; (v) manufacture of nuclear weapons or key nuclear weapons components; (vi) manufacture of biological and chemical weapons or key biological and chemical weapons components; cluster munitions whole weapons systems, components, or delivery platforms; landmines whole systems or components; or involvement in the production of depleted uranium (DU) weapons, ammunition, and armor; (vii) production of conventional weapons and components or involvement with conventional weapons support systems and services; (viii) production and/or distribution (wholesale or retail) of firearms or small arms ammunition intended for civilian use (companies that cater to the military, government, and law enforcement markets are not included in the foregoing); (ix) ownership or operation of nuclear power plants or active uranium mines; involvement in uranium enrichment and processing; involvement in the design and engineering of nuclear power reactors; or supplying nuclear power activities; and (x) have an industry tie to fossil fuels (thermal coal, oil and gas), in particular, reserve ownership, related revenues and power generation (companies providing evidence of owning metallurgical coal reserves are not included in the foregoing). The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by the Index sponsor can vary from one activity or business segment to another.In addition, the Index methodology excludes the bonds of companies that, as determined by the Index sponsor, do not meet certain standards defined by the Index sponsor with respect to an ESG controversies assessment or do not have an ESG controversy assessment score. The ESG controversies assessment measures a company’s involvement in major ESG controversies and how well they adhere to international norms and principles. The Index also excludes bonds of companies that fail to have at least one woman on their board of directors and companies for which the Index sponsor does not have board diversity data. The screens for ESG criteria described above do not apply to government-issued bonds (e.g., U.S. Treasury securities), asset-backed securities, mortgage-backed securities, and commercial mortgage-backed securities, nor do they apply to bonds issued by companies that are not researched by the Index sponsor.The components of the target Index of the Fund are reconstituted and rebalanced on a monthly basis and are likely to change over time. The Index rebalances as a market-weighted index, and bonds may enter or fall out of the Index on a monthly basis. New securities are added to and removed from an index in connection with the month-end index rebalancing process. As of March 31, 2022, the number of bonds (components) in the Index was approximately 2,382.The Index is owned, calculated, and controlled by the Index sponsor in its sole discretion. Neither the Fund’s adviser nor its affiliates have any discretion to select Index components or change the Index methodology.© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 4158A 032022
Vanguard ESG US Corporate Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard ESG U.S. Corporate Bond ETFSupplement Dated March 31, 2022, to the Prospectus and Summary Prospectus Dated December 17, 2021Important Changes to Vanguard ESG U.S. Corporate Bond ETF (the Fund)Effective immediately, the following changes are made to the Fund’s Prospectus and Summary Prospectus in connection with Bloomberg MSCI’s recent modifications to the methodology for the Bloomberg MSCI US Corporate SRI Select Index tracked by the Fund.Prospectus and Summary Prospectus Text ChangesThe “Principal Investment Strategies” section under the ETF Summary is replaced with the following:Principal Investment StrategiesThe Fund employs an indexing investment approach designed to track the performance of the Bloomberg MSCI US Corporate SRI Select Index (the “Index”). The Index is a subset of the Bloomberg U.S. Corporate Index (the “Parent Index”), which serves as the universe of eligible bonds for use in constructing the Index and represents U.S. dollar-denominated, taxable, investment-grade corporate bonds. The Index excludes bonds with maturities of less than 1 year and with less than $750 million outstanding, and is screened for certain environmental, social, and governance (ESG) criteria by the Index sponsor, which is independent of Vanguard. The Index excludes the bonds of companies that the Index sponsor determines engage in (which may include manufacturing, owning, and operating), have a specified level of involvement in, and/or derive threshold amounts of revenue from certain activities or business segments related to the following: adult entertainment, alcohol, gambling, tobacco, nuclear weapons, controversial weapons, conventional weapons, civilian firearms, nuclear power, and thermal coal, oil, or gas. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by the Index sponsor can vary from one activity or business segment to another. The Index also excludes the bonds of any company that, as determined by the Index sponsor, does not meet certain standards defined by the Index sponsor with respect to an ESG controversies assessment, which measures a company’s involvement in major ESG controversies and how well they adhere to international norms and principles, or does not have an ESG controversy assessment score. Additionally, the Index excludes bonds of companies that fail to have at least one woman on their board of directors and companies for which the Index sponsor does not have board diversity data. The screens for ESG criteria described above do not apply to government-issued bonds (e.g., U.S. Treasury securities), asset-backed securities, mortgage-backed securities, and commercial mortgage-backed securities, nor do they apply to bonds issued by companies that are not researched by the Index sponsor.See the Security Selection section for more information regarding the Index exclusions. The components of the Index are likely to change over time.The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the Index. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.Prospectus Text ChangesIn More on the Fund and ETF Shares, the description of the Bloomberg MSCI US Corporate SRI Select Index under the “Security Selection” section is replaced with the following:Bloomberg MSCI US Corporate SRI Select Index. The Index is a subset of the Bloomberg U.S. Corporate Index (the “Parent Index”), which serves as the universe of eligible bonds for use in constructing the Index and represents U.S. dollar-denominated, taxable, investment-grade corporate bonds. The Index excludes bonds with maturities of less than 1 year and with less than $750 million outstanding, and is screened for certain ESG criteria by the Index sponsor, which is independent of Vanguard. The Index excludes the bonds of companies that the Index sponsor determines engage in (which may include manufacturing, owning, and operating), have a specified level of involvement in, and/or derive threshold amounts of revenue from one or more of the following activities: (i) production, distribution, and retail of adult entertainment materials; (ii) production, distribution, retail, and supply of alcohol related products; (iii) involvement in certain gambling related business activities; (iv) production, distribution, retail, supply, and licensing of, tobacco related products; (v) manufacture of nuclear weapons or key nuclear weapons components; (vi) manufacture of biological and chemical weapons or key biological and chemical weapons components; cluster munitions whole weapons systems, components, or delivery platforms; landmines whole systems or components; or involvement in the production of depleted uranium (DU) weapons, ammunition, and armor; (vii) production of conventional weapons and components or involvement with conventional weapons support systems and services; (viii) production and/or distribution (wholesale or retail) of firearms or small arms ammunition intended for civilian use (companies that cater to the military, government, and law enforcement markets are not included in the foregoing); (ix) ownership or operation of nuclear power plants or active uranium mines; involvement in uranium enrichment and processing; involvement in the design and engineering of nuclear power reactors; or supplying nuclear power activities; and (x) have an industry tie to fossil fuels (thermal coal, oil and gas), in particular, reserve ownership, related revenues and power generation (companies providing evidence of owning metallurgical coal reserves are not included in the foregoing). The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by the Index sponsor can vary from one activity or business segment to another.In addition, the Index methodology excludes the bonds of companies that, as determined by the Index sponsor, do not meet certain standards defined by the Index sponsor with respect to an ESG controversies assessment or do not have an ESG controversy assessment score. The ESG controversies assessment measures a company’s involvement in major ESG controversies and how well they adhere to international norms and principles. The Index also excludes bonds of companies that fail to have at least one woman on their board of directors and companies for which the Index sponsor does not have board diversity data. The screens for ESG criteria described above do not apply to government-issued bonds (e.g., U.S. Treasury securities), asset-backed securities, mortgage-backed securities, and commercial mortgage-backed securities, nor do they apply to bonds issued by companies that are not researched by the Index sponsor.The components of the target Index of the Fund are reconstituted and rebalanced on a monthly basis and are likely to change over time. The Index rebalances as a market-weighted index, and bonds may enter or fall out of the Index on a monthly basis. New securities are added to and removed from an index in connection with the month-end index rebalancing process. As of March 31, 2022, the number of bonds (components) in the Index was approximately 2,382.The Index is owned, calculated, and controlled by the Index sponsor in its sole discretion. Neither the Fund’s adviser nor its affiliates have any discretion to select Index components or change the Index methodology.© 2022 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 4158A 032022